Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,181,177)	$ (5,516,224)	$ (3,074,041)	$ (1,893,275)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	407,607	537,756
Depreciation of property and equipment	26,111	34,448	29,952	12,886
Amortization of operating lease right-of-use assets	248,153	327,389	293,461	226,300
Amortization of intangible assets	93,873	123,848
Provision for expected credit losses accounts	5,776	7,619	16,683	23,210
Loss of disposal of property and equipment	343	453
Interest income	(61,827)	(81,568)
Changes in assets and liabilities:
Accounts receivable	(117,114)	(154,509)	(127,005)	99,310
Prepayments	(119,725)	(157,953)	10,040	(50,898)
Other current assets, net	31,404	41,431	(2,326)	24,671
Deposits	10,825	14,281	(23,097)	31,948
Accounts payable	223,227	294,503	(29,758)	(255,390)
Contract liabilities	(130,357)	(171,980)	115,960	70,346
Accrued liabilities and other payables	126,891	167,407	11,897	130,531
Other taxes payable	1,164	1,536	(42,246)	16,574
Operating lease obligation	(245,112)	(323,376)	(285,837)	(248,277)
NET CASH USED IN OPERATING ACTIVITIES	(3,679,937)	(4,854,939)	(3,106,317)	(1,812,064)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(38,213)	(50,415)	(15,327)	(42,308)
Purchases of intangible assets	(558,783)	(737,203)
Acquisition of subsidiary, net of cash acquired	(234,451)	(309,311)
Deposit for an acquisition	(2,605,670)	(3,437,661)
Loan repayment by a shareholder			870,728	(870,728)
NET CASH USED IN INVESTING ACTIVITIES	(3,437,117)	(4,534,590)	855,401	(913,036)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common share issued for cash	2,821	3,722		4,710,000
Amounts lend from/(repayment to) a shareholder, net	(1,735,802)	(2,290,044)	2,290,044	(636,898)
Net proceeds from initial public offering	8,456,759	11,157,002
Deferred public offering costs	(87,011)	(114,794)	(676,321)
Advances from directors	689,405	909,532
Repayment of long-term loans	(238,962)	(315,263)	(308,461)	(299,543)
NET CASH PROVIDED BY FINANCING ACTIVITIES	7,087,210	9,350,155	1,305,262	3,773,559
Foreign currency effect	(53,249)	(70,252)	26,156	5,880
NET CHANGE IN CASH AND CASH EQUIVALENTS	(83,093)	(109,626)	(919,498)	1,054,339
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	228,479	301,433	1,220,931	166,592
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT PERIOD END	145,386	191,807	301,433	1,220,931
Cash paid for:
Income tax paid
Bank Loan and Operating Lease Interest	$ 22,939	$ 30,264	$ 39,152	$ 49,926